Schedule of Sharebased Payments Expense (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Equity Schedule Of Sharebased Payments Expense 1	$ 273,000
Equity Schedule Of Sharebased Payments Expense 2	102,000
Equity Schedule Of Sharebased Payments Expense 3	81,000
Equity Schedule Of Sharebased Payments Expense 4	0
Equity Schedule Of Sharebased Payments Expense 5	99,000
Equity Schedule Of Sharebased Payments Expense 6	120,000
Equity Schedule Of Sharebased Payments Expense 7	273,000
Equity Schedule Of Sharebased Payments Expense 8	201,000
Equity Schedule Of Sharebased Payments Expense 9	$ 201,000